Related Party Disclosures - Balances in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Due from Related Parties	$ 12	$ 11
Due to Related Parties	10	10
SMP
Disclosure of transactions between related parties [line items]
Due from Related Parties	12	11
Due to Related Parties	$ 10	$ 10